Geographic and Segment Information	12 Months Ended
Dec. 31, 2015
Segments, Geographical Areas [Abstract]
Geographic and Segment Information
Note 23. Geographic and Segment Information
Geographic Information
	For and As of the Year Ended December 31,
	2015		2014		2013
	Net Sales(1)	Net Property, Plant and Equipment	Net Sales(1)	Net Property, Plant and Equipment	Net Sales(1)	Net Property, Plant and Equipment
North America(2)	$2,570	$2,184	$2,759	$2,273	$3,138	$2,183
Asia Pacific	1,393	136	1,548	140	1,519	138
EMEA(3)	977	308	1,190	372	1,237	321
Latin America(4)	777	549	935	523	965	330
Total	$5,717	$3,177	$6,432	$3,308	$6,859	$2,972

(1)	Net sales are attributed to countries based on customer location.
(2)	Includes net sales in Canada of $140, $147 and $145 in 2015, 2014 and 2013, respectively. Also includes net property, plant and equipment in Canada of $13, $14 and $13 in 2015, 2014 and 2013, respectively.
(3)	EMEA includes Europe, Middle East and Africa.
(4)	Latin America includes Mexico.

Segment Information
Chemours’ operations are classified into three segments namely: Titanium Technologies, Fluoroproducts and Chemical Solutions. Corporate costs and certain legal and environmental expenses that are not aligned with the segments and foreign exchange gains and losses are reflected in Corporate and Other.
The Titanium Technologies segment is the leading global producer of TiO2, a premium white pigment used to deliver opacity. The Fluoroproducts segment is a leading global provider of fluoroproducts, such as refrigerants and industrial fluoropolymer resins. The Chemical Solutions segment is a leading North American provider of industrial and specialty chemicals, which includes cyanides, sulfur products and performance chemicals and intermediates, used in gold production, oil refining, agriculture, industrial polymers and other industries. Chemours operates globally in substantially all of its product lines.
In general, the accounting policies of the segments are the same as those described in Note 3. Products are transferred between segments on a basis intended to reflect, as nearly as practicable, the market value of the products. Segment net assets includes net working capital, net property, plant and equipment, and other noncurrent operating assets and liabilities of the segment. Depreciation and amortization includes depreciation on research and development facilities and amortization of other intangible assets, excluding write-down of assets.
Adjusted EBITDA is the primary measure of segment profitability used by the Chief Operating Decision Maker (CODM) and is defined as income (loss) before income taxes excluding the following:
•
interest expense, depreciation and amortization,

•
non-operating pension and other post-retirement employee benefit costs,

•
exchange gains (losses),

•
employee separation, asset-related charges and other charges, net,

•
asset impairments,

•
gains (losses) on sale of business or assets, and

•
other items not considered indicative of our ongoing operational performance and expected to occur infrequently.

The tables presented below reflect the reclassification of certain corporate costs, certain legal and environmental expenses that are not aligned with our reportable segments, and foreign exchange gains and losses from our reportable segments into Corporate and Other. All periods presented reflect the current definition of Adjusted EBITDA.
	Titanium Technologies	Fluoroproducts	Chemical Solutions	Corporate and Other	Total
Year Ended December 31, 2015
Net sales	$2,392	$2,230	$1,095	$—	$5,717
Adjusted EBITDA	326	300	29	(82)	573
Depreciation and amortization	125	88	52	2	267
Equity in earnings of affiliates	—	21	—	1	22
Net assets	1,659	1,567	839	(3,935)	130
Investments in affiliates	—	127	—	9	136
Purchases of plant, property and equipment	255	142	117	5	519
2014
Net sales	$2,937	$2,327	$1,168	$—	$6,432
Adjusted EBITDA	723	282	17	(146)	876
Depreciation and amortization	125	83	48	1	257
Equity in earnings of affiliates	—	20	—	—	20
Net assets	1,748	1,480	782	(337)	3,673
Investments in affiliates	—	124	—	—	124
Purchases of plant, property and equipment	365	133	106	—	604
2013
Net sales	$3,019	$2,379	$1,461	$—	$6,859
Adjusted EBITDA	726	395	101	(238)	984
Depreciation and amortization	117	90	53	1	261
Equity in earnings of affiliates	—	22	—	—	22
Net assets	1,390	1,387	734	(294)	3,217
Investments in affiliates	—	123	—	—	123
Purchases of plant, property and equipment	290	96	52	—	438
Total Adjusted EBITDA reconciles to total consolidated net (loss) income in the Consolidated Statements of Operations as follows:
	Year Ended December 31,
	2015	2014	2013
Total Adjusted EBITDA	$573	$876	$984
Interest	(132)	—	—
Depreciation and amortization	(267)	(257)	(261)
Non-operating pension and other post-retirement employee benefit costs	3	(22)	(114)
Exchange gains (losses)	19	(66)	(31)
Asset impairments	(73)	—	—
Restructuring charges	(285)	(21)	(2)
Transaction, legal and other charges	(17)	—	—
(Loss) gain on sale of assets and businesses	(9)	40	—
(Loss) income before income taxes	(188)	550	576
(Benefit from) provision for income taxes	(98)	149	152
Net (loss) income	$(90)	$401	$424